Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT	NOTE 13 - SUBSEQUENT EVENT On March 10, 2022, the Company declared a cash dividend to its shareholders in the amount of approximately $5.2 million ($0.26 per share).